Research and Development Expense (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 02, 2026	Aug. 11, 2025	Jun. 03, 2025	Mar. 31, 2025	Jan. 17, 2025	Dec. 20, 2024	Oct. 09, 2024	Sep. 07, 2023	Apr. 30, 2026	Jul. 31, 2025	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 12, 2025	Mar. 30, 2025	Apr. 20, 2024	Mar. 20, 2024
Proceeds from Issuance of Common Stock															$ 355,000	$ 11,948,000	$ 19,699,000	$ 3,328,000
General and Administrative Expense											$ 2,700,000		$ 3,092,000		5,578,000	5,792,000	31,703,000	12,041,000
Research and Development Expense											302,000		1,860,000		1,080,000	2,776,000	5,054,000	3,378,000
Issuance of Common Stock for licensing right																		1,568,000
Amortization															621,000	739,000	1,440,000	1,666,000
Prepaid Expense																		400,000
Agreement related expense																	6,000	20,000
Issuance of common stock services													740,000		530,000	2,952,000	1,152,000	$ 242,000
Share Price																			$ 3,480		$ 9,359,532	$ 10,394,480
Sarborg Limited [Member]
Research and Development Expense											100,000		1,600,000		600,000	2,400,000	4,200,000
Cash payment																	300,000
Agreement related expense															400,000
Issuance of common stock services										$ 300,000
Remaining debt																	300,000
Equity consideration received per transaction												$ 200,000
Payment of Financing and Stock Issuance Costs		$ 200,000
Other Intangible Assets, Net		$ 600,000
Common Stock [Member]
Shares issued							1	2										4
Issuance of Common Stock for licensing right							$ 80,000		$ 100,000
Issuance of common stock services
Common Stock [Member] | Sarborg Limited [Member]
Consideration payable	$ 400,000
Common Stock [Member] | Second Additional Agreement [Member]
Consideration payable	$ 200,000
SARBORG Service Agreement [Member]
Shares issued																	1
Research and Development Expense																	$ 2,200,000
Cash payment					$ 200,000	$ 200,000									200,000		200,000
Repayments of Other Debt																	1,800,000
Amortization													100,000			200,000	400,000	200,000
Prepaid Expense																		400,000
Agreement related expense													500,000			1,200,000	1,800,000
Diagnostic asset																	$ 400,000
Payable in cash											1,800,000				$ 1,800,000
SARBORG Service Agreement [Member] | Common Stock [Member]
Shares issued					1										1		1
Issuance of Common Stock for licensing right															$ 200,000		$ 200,000
Service Agreement [Member]
Amortization											100,000		100,000		100,000	100,000	200,000
Intangible assets current											400,000				400,000		400,000
SARBORG Additional Agreement [Member]
Research and Development Expense																	1,300,000
Cash payment				$ 2,000,000.0
Amortization											$ 100,000		$ 400,000		$ 200,000	$ 400,000
Prepaid Expense				$ 1,650,000										$ 1,650,000
Shares Issued, Price Per Share																				$ 26,698.70
Fair value of asset acquired														$ 1,500,000			1,500,000
SARBORG Additional Agreement [Member] | Reverse Stock Split [Member]
Shares Issued, Price Per Share																				$ 26,698.70
SARBORG Additional Agreement [Member] | Common Stock [Member]
Shares issued				62
SARBORG Additional Agreement [Member] | Common Stock [Member] | Reverse Stock Split [Member]
Shares issued				61
SARBORG Additional Service Agreement [Member]
Prepaid Expense																	600,000
Manoira Joint Development Agreement [Member]
Amortization																	100,000
Fair value of asset acquired			$ 400,000
Manoira Joint Development Agreement [Member] | Common Stock [Member]
Shares issued			77
Issuance of Common Stock for licensing right			$ 500,000
Shares Issued, Price Per Share			$ 6,460
Share Price			$ 6,460
Manoira Joint Development Agreement [Member] | Common Stock [Member] | Reverse Stock Split [Member]
Shares issued			77
Astra Zeneca [Member]
Proceeds from Issuance of Common Stock																	$ 1,500,000
Shares issued																	3
General and Administrative Expense																		1,600,000
Research and Development Expense																		$ 1,500,000